UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Large Cap Index Fund
Class A / NEIAX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 49	0.45%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	17.84	16.34	12.48
S&P 500® Index	18.41	16.85	12.98
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund
Institutional Class / NINDX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 22	0.20%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	18.14	16.63	12.76
S&P 500® Index	18.41	16.85	12.98
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund
Institutional 2 Class / CLXRX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 22	0.20%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	18.13	16.63	12.76
S&P 500® Index	18.41	16.85	12.98
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund
Institutional 3 Class / CLPYX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 22	0.20%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	18.14	16.63	12.76
S&P 500® Index	18.41	16.85	12.98
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Large Cap Index Fund | Class A

|

ASR175_01_(04/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
Audit fees (a)	31,523	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,845	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	587,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Large Cap Index Fund
Annual Financial Statements and Additional Information
February 28, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Index Fund | 2025

Portfolio of Investments
February 28, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	446,149	12,228,944
Verizon Communications, Inc.	261,748	11,281,339
Total		23,510,283
Entertainment 1.4%
Electronic Arts, Inc.	14,840	1,916,141
Live Nation Entertainment, Inc.(a)	9,750	1,397,760
Netflix, Inc.(a)	26,579	26,062,304
Take-Two Interactive Software, Inc.(a)	10,156	2,152,869
Walt Disney Co. (The)	112,602	12,814,107
Warner Bros Discovery, Inc.(a)	138,806	1,590,717
Total		45,933,898
Interactive Media & Services 6.4%
Alphabet, Inc., Class A	363,309	61,864,257
Alphabet, Inc., Class C	295,923	50,963,859
Match Group, Inc.	15,613	495,088
Meta Platforms, Inc., Class A	135,549	90,573,842
Total		203,897,046
Media 0.5%
Charter Communications, Inc., Class A(a)	6,012	2,185,783
Comcast Corp., Class A	237,341	8,515,795
Fox Corp., Class A	13,751	792,058
Fox Corp., Class B	8,203	443,536
Interpublic Group of Companies, Inc. (The)	23,162	634,639
News Corp., Class A	23,560	674,287
News Corp., Class B	6,962	224,733
Omnicom Group, Inc.	12,131	1,003,961
Paramount Global, Class B	36,994	420,252
Total		14,895,044
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	30,306	8,173,225
Total Communication Services		296,409,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Automobile Components 0.0%
Aptiv PLC(a)	14,614	951,664
BorgWarner, Inc.	13,598	404,812
Total		1,356,476
Automobiles 1.8%
Ford Motor Co.	242,711	2,317,890
General Motors Co.	68,371	3,359,067
Tesla, Inc.(a)	173,649	50,875,684
Total		56,552,641
Broadline Retail 4.0%
Amazon.com, Inc.(a)	581,889	123,523,397
eBay, Inc.	29,784	1,928,216
Total		125,451,613
Distributors 0.1%
Genuine Parts Co.	8,645	1,079,588
LKQ Corp.	16,164	681,959
Pool Corp.	2,366	821,002
Total		2,582,549
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A(a)	26,916	3,737,825
Booking Holdings, Inc.	2,058	10,322,948
Caesars Entertainment, Inc.(a)	13,212	438,903
Carnival Corp.(a)	64,588	1,545,591
Chipotle Mexican Grill, Inc.(a)	84,724	4,572,554
Darden Restaurants, Inc.	7,306	1,464,561
Domino’s Pizza, Inc.	2,147	1,051,407
Expedia Group, Inc.(a)	7,637	1,511,820
Hilton Worldwide Holdings, Inc.	15,158	4,016,264
Las Vegas Sands Corp.	21,639	967,480
Marriott International, Inc., Class A	14,342	4,022,214
McDonald’s Corp.	44,558	13,738,568
MGM Resorts International(a)	14,070	489,073
Norwegian Cruise Line Holdings Ltd.(a)	27,340	621,165
Royal Caribbean Cruises Ltd.	15,381	3,785,264
Starbucks Corp.	70,479	8,162,173
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	5,752	513,769
Yum! Brands, Inc.	17,352	2,713,332
Total		63,674,911
Household Durables 0.3%
D.R. Horton, Inc.	18,133	2,299,446
Garmin Ltd.	9,552	2,186,739
Lennar Corp., Class A	14,849	1,776,386
Mohawk Industries, Inc.(a)	3,258	383,108
NVR, Inc.(a)	191	1,383,906
PulteGroup, Inc.	12,752	1,317,027
Total		9,346,612
Leisure Products 0.0%
Hasbro, Inc.	8,154	530,907
Specialty Retail 1.8%
AutoZone, Inc.(a)	1,051	3,671,154
Best Buy Co., Inc.	12,150	1,092,407
CarMax, Inc.(a)	9,633	799,250
Home Depot, Inc. (The)	61,762	24,494,809
Lowe’s Companies, Inc.	35,274	8,770,527
O’Reilly Automotive, Inc.(a)	3,590	4,931,368
Ross Stores, Inc.	20,629	2,894,661
TJX Companies, Inc. (The)	70,129	8,749,294
Tractor Supply Co.	33,215	1,838,450
Ulta Beauty, Inc.(a)	2,930	1,073,435
Total		58,315,355
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	9,446	1,316,394
lululemon athletica, Inc.(a)	7,023	2,567,679
NIKE, Inc., Class B	74,030	5,880,203
Ralph Lauren Corp.	2,501	678,121
Tapestry, Inc.	14,490	1,237,736
Total		11,680,133
Total Consumer Discretionary		329,491,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.8%
Beverages 1.2%
Brown-Forman Corp., Class B	11,324	374,937
Coca-Cola Co. (The)	241,067	17,166,381
Constellation Brands, Inc., Class A	9,707	1,703,578
Keurig Dr. Pepper, Inc.	74,234	2,488,324
Molson Coors Beverage Co., Class B	10,861	665,671
Monster Beverage Corp.(a)	43,538	2,379,352
PepsiCo, Inc.	85,308	13,092,219
Total		37,870,462
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	27,550	28,889,205
Dollar General Corp.	13,674	1,014,337
Dollar Tree, Inc.(a)	12,566	915,559
Kroger Co. (The)	41,386	2,682,640
Sysco Corp.	30,544	2,307,294
Target Corp.	28,644	3,558,731
Walgreens Boots Alliance, Inc.	44,621	476,552
Walmart, Inc.	269,896	26,614,445
Total		66,458,763
Food Products 0.6%
Archer-Daniels-Midland Co.	29,730	1,403,256
Bunge Global SA	8,682	644,118
Campbell Soup Co.	12,214	489,293
ConAgra Foods, Inc.	29,676	757,925
General Mills, Inc.	34,519	2,092,542
Hershey Co. (The)	9,186	1,586,514
Hormel Foods Corp.	18,071	517,373
JM Smucker Co. (The)	6,616	731,267
Kellanova	16,718	1,385,922
Kraft Heinz Co. (The)	54,885	1,685,518
Lamb Weston Holdings, Inc.	8,867	459,931
McCormick & Co., Inc.	15,681	1,295,407
Mondelez International, Inc., Class A	83,145	5,340,403
Tyson Foods, Inc., Class A	17,774	1,090,257
Total		19,479,726
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.1%
Church & Dwight Co., Inc.	15,234	1,694,021
Clorox Co. (The)	7,697	1,203,734
Colgate-Palmolive Co.	50,801	4,631,527
Kimberly-Clark Corp.	20,736	2,944,719
Procter & Gamble Co. (The)	146,433	25,455,913
Total		35,929,914
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	14,515	1,043,774
Kenvue, Inc.	119,212	2,813,403
Total		3,857,177
Tobacco 0.7%
Altria Group, Inc.	105,381	5,885,529
Philip Morris International, Inc.	96,677	15,012,005
Total		20,897,534
Total Consumer Staples		184,493,576
Energy 3.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	61,528	2,743,533
Halliburton Co.	54,624	1,440,435
Schlumberger NV	87,807	3,658,040
Total		7,842,008
Oil, Gas & Consumable Fuels 3.0%
APA Corp.	23,003	476,162
Chevron Corp.	103,919	16,483,632
ConocoPhillips Co.	80,431	7,974,734
Coterra Energy, Inc.	45,802	1,236,196
Devon Energy Corp.	40,845	1,479,406
Diamondback Energy, Inc.	11,619	1,846,956
EOG Resources, Inc.	34,972	4,439,346
EQT Corp.	37,101	1,787,155
Exxon Mobil Corp.(b)	273,281	30,424,374
Hess Corp.	17,185	2,559,534
Kinder Morgan, Inc.	120,180	3,256,878
Marathon Petroleum Corp.	19,983	3,001,047
Occidental Petroleum Corp.	42,008	2,051,671
ONEOK, Inc.	38,578	3,872,845
Phillips 66	25,679	3,330,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	13,559	2,735,121
Texas Pacific Land Corp.	1,171	1,672,129
Valero Energy Corp.	19,685	2,573,420
Williams Companies, Inc. (The)	75,796	4,409,811
Total		95,610,727
Total Energy		103,452,735
Financials 14.3%
Banks 3.6%
Bank of America Corp.	415,067	19,134,589
Citigroup, Inc.	117,596	9,401,800
Citizens Financial Group, Inc.	27,402	1,254,190
Fifth Third Bancorp	41,693	1,812,395
Huntington Bancshares, Inc.	90,334	1,487,801
JPMorgan Chase & Co.	175,054	46,328,041
KeyCorp	61,635	1,067,518
M&T Bank Corp.	10,317	1,977,975
PNC Financial Services Group, Inc. (The)	24,671	4,734,858
Regions Financial Corp.	56,512	1,339,900
Truist Financial Corp.	82,543	3,825,868
U.S. Bancorp	97,000	4,549,300
Wells Fargo & Co.	207,023	16,214,041
Total		113,128,276
Capital Markets 3.2%
Ameriprise Financial, Inc.(c)	6,032	3,240,994
Bank of New York Mellon Corp. (The)	45,209	4,021,341
Blackrock, Inc.	9,052	8,850,865
Blackstone, Inc.	44,893	7,234,956
Cboe Global Markets, Inc.	6,509	1,372,097
Charles Schwab Corp. (The)	105,977	8,428,351
CME Group, Inc.	22,407	5,686,224
FactSet Research Systems, Inc.	2,362	1,090,630
Franklin Resources, Inc.	19,211	389,023
Goldman Sachs Group, Inc. (The)	19,518	12,145,856
Intercontinental Exchange, Inc.	35,701	6,184,484
Invesco Ltd.	27,946	485,981
KKR & Co., Inc., Class A	41,974	5,691,255
MarketAxess Holdings, Inc.	2,344	451,900
Moody’s Corp.	9,689	4,882,675
Morgan Stanley	77,132	10,267,040
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	4,873	2,877,555
Nasdaq, Inc.	25,731	2,130,012
Northern Trust Corp.	12,325	1,358,461
Raymond James Financial, Inc.	11,377	1,759,681
S&P Global, Inc.	19,742	10,537,097
State Street Corp.	18,228	1,808,764
T. Rowe Price Group, Inc.	13,814	1,460,416
Total		102,355,658
Consumer Finance 0.6%
American Express Co.	34,603	10,414,119
Capital One Financial Corp.	23,721	4,757,247
Discover Financial Services	15,611	3,047,111
Synchrony Financial	24,209	1,469,002
Total		19,687,479
Financial Services 4.7%
Apollo Global Management, Inc.	27,793	4,148,661
Berkshire Hathaway, Inc., Class B(a)	113,970	58,561,205
Corpay, Inc.(a)	4,335	1,591,162
Fidelity National Information Services, Inc.	33,474	2,380,671
Fiserv, Inc.(a)	35,375	8,337,534
Global Payments, Inc.	15,824	1,665,950
Jack Henry & Associates, Inc.	4,536	787,404
MasterCard, Inc., Class A	50,967	29,372,792
PayPal Holdings, Inc.(a)	62,336	4,428,973
Visa, Inc., Class A	107,451	38,973,552
Total		150,247,904
Insurance 2.2%
Aflac, Inc.	31,088	3,403,203
Allstate Corp. (The)	16,465	3,279,005
American International Group, Inc.	38,785	3,216,828
Aon PLC, Class A	13,447	5,501,437
Arch Capital Group Ltd.	23,299	2,164,710
Arthur J Gallagher & Co.	15,532	5,245,778
Assurant, Inc.	3,189	662,961
Brown & Brown, Inc.	14,758	1,749,413
Chubb Ltd.	23,310	6,654,539
Cincinnati Financial Corp.	9,719	1,436,565
Erie Indemnity Co., Class A	1,551	663,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Everest Group Ltd.	2,672	943,804
Globe Life, Inc.	5,220	665,185
Hartford Insurance Group, Inc. (The)	18,025	2,131,997
Loews Corp.	11,239	974,084
Marsh & McLennan Companies, Inc.	30,537	7,262,920
MetLife, Inc.	36,165	3,116,700
Principal Financial Group, Inc.	13,084	1,164,999
Progressive Corp. (The)	36,425	10,271,850
Prudential Financial, Inc.	22,136	2,547,854
Travelers Companies, Inc. (The)	14,116	3,648,845
Willis Towers Watson PLC	6,263	2,127,228
WR Berkley Corp.	18,719	1,180,794
Total		70,014,635
Total Financials		455,433,952
Health Care 10.6%
Biotechnology 1.8%
AbbVie, Inc.	109,878	22,967,798
Amgen, Inc.	33,423	10,296,290
Biogen, Inc.(a)	9,061	1,273,071
Gilead Sciences, Inc.	77,491	8,857,996
Incyte Corp.(a)	9,942	730,737
Moderna, Inc.(a)	21,056	651,894
Regeneron Pharmaceuticals, Inc.	6,546	4,573,952
Vertex Pharmaceuticals, Inc.(a)	16,013	7,682,877
Total		57,034,615
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	107,846	14,883,826
Align Technology, Inc.(a)	4,363	816,012
Baxter International, Inc.	31,748	1,095,623
Becton Dickinson & Co.	17,972	4,053,225
Boston Scientific Corp.(a)	91,640	9,511,316
Cooper Cos, Inc. (The)(a)	12,383	1,119,176
DexCom, Inc.(a)	24,287	2,146,242
Edwards Lifesciences Corp.(a)	36,673	2,626,520
GE HealthCare Technologies, Inc.	28,408	2,481,439
Hologic, Inc.(a)	14,442	915,478
IDEXX Laboratories, Inc.(a)	5,091	2,225,327
Insulet Corp.(a)	4,362	1,187,642
Intuitive Surgical, Inc.(a)	22,147	12,693,553
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	79,742	7,337,859
ResMed, Inc.	9,128	2,131,571
Solventum Corp.(a)	8,593	685,292
STERIS PLC	6,137	1,345,599
Stryker Corp.	21,333	8,238,591
Teleflex, Inc.	2,888	383,382
Zimmer Biomet Holdings, Inc.	12,378	1,291,273
Total		77,168,946
Health Care Providers & Services 2.1%
Cardinal Health, Inc.	15,048	1,948,415
Cencora, Inc.	10,904	2,764,600
Centene Corp.(a)	31,392	1,825,759
Cigna Group (The)	17,295	5,341,561
CVS Health Corp.	78,246	5,142,327
DaVita, Inc.(a)	2,804	414,655
Elevance Health, Inc.	14,421	5,723,406
HCA Healthcare, Inc.	11,340	3,473,442
Henry Schein, Inc.(a)	7,752	559,462
Humana, Inc.	7,487	2,024,635
Labcorp Holdings, Inc.	5,201	1,305,659
McKesson Corp.	7,893	5,053,572
Molina Healthcare, Inc.(a)	3,557	1,071,084
Quest Diagnostics, Inc.	6,940	1,199,926
UnitedHealth Group, Inc.	57,222	27,178,161
Universal Health Services, Inc., Class B	3,651	639,838
Total		65,666,502
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	17,866	2,285,419
Bio-Techne Corp.	9,880	610,090
Charles River Laboratories International, Inc.(a)	3,180	525,686
Danaher Corp.	39,970	8,304,167
IQVIA Holdings, Inc.(a)	10,721	2,024,125
Mettler-Toledo International, Inc.(a)	1,312	1,669,808
Revvity, Inc.	7,567	848,639
Thermo Fisher Scientific, Inc.	23,783	12,580,256
Waters Corp.(a)	3,692	1,393,139
West Pharmaceutical Services, Inc.	4,503	1,046,227
Total		31,287,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	126,109	7,518,618
Eli Lilly & Co.	48,992	45,103,505
Johnson & Johnson	149,702	24,703,824
Merck & Co., Inc.	157,289	14,509,910
Pfizer, Inc.	352,365	9,313,007
Viatris, Inc.	74,216	685,014
Zoetis, Inc.	28,053	4,691,584
Total		106,525,462
Total Health Care		337,683,081
Industrials 8.2%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.(a)	4,504	2,380,139
Boeing Co. (The)(a)	46,483	8,117,326
General Dynamics Corp.	16,046	4,053,220
General Electric Co.	67,295	13,928,719
Howmet Aerospace, Inc.	25,261	3,450,653
Huntington Ingalls Industries, Inc.	2,433	427,186
L3Harris Technologies, Inc.	11,793	2,430,655
Lockheed Martin Corp.	13,117	5,907,503
Northrop Grumman Corp.	8,516	3,932,178
RTX Corp.	82,761	11,006,385
Textron, Inc.	11,535	862,011
TransDigm Group, Inc.	3,496	4,779,731
Total		61,275,706
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	7,350	746,907
Expeditors International of Washington, Inc.	8,704	1,021,502
FedEx Corp.	13,976	3,674,290
United Parcel Service, Inc., Class B	45,476	5,413,008
Total		10,855,707
Building Products 0.5%
Allegion PLC	5,405	695,678
AO Smith Corp.	7,406	492,351
Builders FirstSource, Inc.(a)	7,156	994,612
Carrier Global Corp.	51,883	3,362,018
Johnson Controls International PLC	41,536	3,557,974
Lennox International, Inc.	1,993	1,197,893
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	13,415	1,008,540
Trane Technologies PLC	13,992	4,948,970
Total		16,258,036
Commercial Services & Supplies 0.6%
Cintas Corp.	21,315	4,422,862
Copart, Inc.(a)	54,510	2,987,148
Republic Services, Inc.	12,656	2,999,725
Rollins, Inc.	17,466	915,044
Veralto Corp.	15,377	1,534,009
Waste Management, Inc.	22,710	5,286,434
Total		18,145,222
Construction & Engineering 0.1%
Quanta Services, Inc.	9,178	2,382,884
Electrical Equipment 0.7%
AMETEK, Inc.	14,382	2,722,513
Eaton Corp. PLC	24,573	7,207,752
Emerson Electric Co.	35,454	4,311,561
GE Vernova, Inc.	17,140	5,744,985
Generac Holdings, Inc.(a)	3,699	503,619
Hubbell, Inc.	3,337	1,239,996
Rockwell Automation, Inc.	7,020	2,015,793
Total		23,746,219
Ground Transportation 0.9%
CSX Corp.	119,906	3,838,191
JB Hunt Transport Services, Inc.	4,953	798,374
Norfolk Southern Corp.	14,067	3,456,965
Old Dominion Freight Line, Inc.	11,682	2,061,873
Uber Technologies, Inc.(a)	130,930	9,951,990
Union Pacific Corp.	37,696	9,299,226
Total		29,406,619
Industrial Conglomerates 0.4%
3M Co.	33,860	5,252,363
Honeywell International, Inc.	40,431	8,607,356
Total		13,859,719
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	30,020	10,325,379
Cummins, Inc.	8,530	3,140,575
Deere & Co.	15,821	7,606,578
Dover Corp.	8,530	1,695,508
Fortive Corp.	21,573	1,715,916
IDEX Corp.	4,708	914,906
Illinois Tool Works, Inc.	16,709	4,410,842
Ingersoll Rand, Inc.	25,060	2,124,587
Nordson Corp.	3,378	710,360
Otis Worldwide Corp.	24,838	2,478,336
PACCAR, Inc.	32,600	3,496,024
Parker-Hannifin Corp.	8,004	5,350,754
Pentair PLC	10,274	967,811
Snap-On, Inc.	3,265	1,113,920
Stanley Black & Decker, Inc.	9,586	829,476
Westinghouse Air Brake Technologies Corp.	10,688	1,981,128
Xylem, Inc.	15,106	1,977,224
Total		50,839,324
Passenger Airlines 0.2%
Delta Air Lines, Inc.	39,864	2,396,624
Southwest Airlines Co.	37,291	1,158,258
United Airlines Holdings, Inc.(a)	20,449	1,918,321
Total		5,473,203
Professional Services 0.7%
Automatic Data Processing, Inc.	25,336	7,985,400
Broadridge Financial Solutions, Inc.	7,268	1,753,187
Dayforce, Inc.(a)	9,806	607,874
Equifax, Inc.	7,707	1,889,756
Jacobs Solutions, Inc.	7,726	989,778
Leidos Holdings, Inc.	8,297	1,078,361
Paychex, Inc.	19,916	3,020,660
Paycom Software, Inc.	3,023	663,458
Verisk Analytics, Inc.	8,780	2,606,870
Total		20,595,344
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	35,621	2,697,578
United Rentals, Inc.	4,080	2,620,666
W.W. Grainger, Inc.	2,756	2,814,455
Total		8,132,699
Total Industrials		260,970,682
Information Technology 30.3%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	64,231	5,976,695
Cisco Systems, Inc.	247,846	15,889,407
F5, Inc.(a)	3,612	1,056,257
Juniper Networks, Inc.	20,587	745,249
Motorola Solutions, Inc.	10,391	4,574,326
Total		28,241,934
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	74,963	4,992,536
CDW Corp.	8,286	1,476,565
Corning, Inc.	47,914	2,402,887
Jabil, Inc.	7,016	1,086,919
Keysight Technologies, Inc.(a)	10,791	1,721,488
TE Connectivity PLC	18,601	2,865,112
Teledyne Technologies, Inc.(a)	2,898	1,492,528
Trimble Navigation Ltd.(a)	15,184	1,092,944
Zebra Technologies Corp., Class A(a)	3,207	1,010,366
Total		18,141,345
IT Services 1.2%
Accenture PLC, Class A	38,853	13,540,270
Akamai Technologies, Inc.(a)	9,341	753,632
Cognizant Technology Solutions Corp., Class A	30,830	2,569,064
EPAM Systems, Inc.(a)	3,527	727,056
Gartner, Inc.(a)	4,796	2,389,943
GoDaddy, Inc., Class A(a)	8,729	1,566,855
International Business Machines Corp.	57,493	14,513,533
VeriSign, Inc.(a)	5,139	1,222,465
Total		37,282,818
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc.(a)	100,904	10,076,274
Analog Devices, Inc.	30,871	7,102,182
Applied Materials, Inc.	51,260	8,102,668
Broadcom, Inc.	290,410	57,916,466
Enphase Energy, Inc.(a)	8,401	481,629
First Solar, Inc.(a)	6,657	906,550
Intel Corp.	268,177	6,363,840
KLA Corp.	8,317	5,895,422
Lam Research Corp.	80,004	6,139,507
Microchip Technology, Inc.	33,390	1,965,336
Micron Technology, Inc.	68,940	6,454,852
Monolithic Power Systems, Inc.	3,033	1,853,193
NVIDIA Corp.	1,525,239	190,532,856
NXP Semiconductors NV	15,803	3,406,969
ON Semiconductor Corp.(a)	26,475	1,245,649
QUALCOMM, Inc.	69,080	10,857,304
Skyworks Solutions, Inc.	9,931	662,001
Teradyne, Inc.	10,126	1,112,442
Texas Instruments, Inc.	56,720	11,116,553
Total		332,191,693
Software 9.7%
Adobe, Inc.(a)	27,371	12,003,826
ANSYS, Inc.(a)	5,438	1,812,214
Autodesk, Inc.(a)	13,368	3,665,639
Cadence Design Systems, Inc.(a)	17,053	4,271,776
Crowdstrike Holdings, Inc., Class A(a)	14,470	5,638,380
Fair Isaac Corp.(a)	1,514	2,855,934
Fortinet, Inc.(a)	39,555	4,272,336
Gen Digital, Inc.	33,717	921,486
Intuit, Inc.	17,428	10,698,004
Microsoft Corp.(b)	462,290	183,524,507
Oracle Corp.	99,934	16,595,040
Palantir Technologies, Inc., Class A(a)	127,454	10,823,394
Palo Alto Networks, Inc.(a)	40,696	7,749,739
PTC, Inc.(a)	7,469	1,222,152
Roper Technologies, Inc.	6,667	3,896,861
Salesforce, Inc.	59,443	17,705,098
ServiceNow, Inc.(a)	12,809	11,909,296
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	9,551	4,367,481
Tyler Technologies, Inc.(a)	2,661	1,619,032
Workday, Inc., Class A(a)	13,244	3,487,675
Total		309,039,870
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	939,880	227,300,579
Dell Technologies, Inc.	19,099	1,962,613
Hewlett Packard Enterprise Co.	80,749	1,599,638
HP, Inc.	59,923	1,849,823
NetApp, Inc.	12,733	1,270,881
Seagate Technology Holdings PLC	13,153	1,340,422
Super Micro Computer, Inc.(a)	31,312	1,298,196
Western Digital Corp.(a)	21,496	1,051,799
Total		237,673,951
Total Information Technology		962,571,611
Materials 2.0%
Chemicals 1.3%
Air Products & Chemicals, Inc.	13,823	4,370,142
Albemarle Corp.	7,308	562,935
Celanese Corp., Class A	6,797	346,239
CF Industries Holdings, Inc.	10,820	876,636
Corteva, Inc.	42,736	2,691,513
Dow, Inc.	43,531	1,658,966
DuPont de Nemours, Inc.	25,988	2,125,039
Eastman Chemical Co.	7,208	705,303
Ecolab, Inc.	15,670	4,215,387
FMC Corp.	7,762	286,418
International Flavors & Fragrances, Inc.	15,898	1,300,615
Linde PLC	29,607	13,827,949
LyondellBasell Industries NV, Class A	16,154	1,241,112
Mosaic Co. (The)	19,751	472,444
PPG Industries, Inc.	14,425	1,633,199
Sherwin-Williams Co. (The)	14,407	5,219,224
Total		41,533,121
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,800	1,835,932
Vulcan Materials Co.	8,211	2,030,662
Total		3,866,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	89,869	909,474
Avery Dennison Corp.	4,996	939,098
Ball Corp.	18,556	977,716
International Paper Co.	32,628	1,838,588
Packaging Corp. of America	5,544	1,181,371
Smurfit WestRock PLC	30,725	1,599,851
Total		7,446,098
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	89,346	3,297,761
Newmont Corp.	70,787	3,032,515
Nucor Corp.	14,600	2,007,062
Steel Dynamics, Inc.	8,804	1,189,156
Total		9,526,494
Total Materials		62,372,307
Real Estate 2.2%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	9,671	988,957
Healthpeak Properties, Inc.	43,490	889,805
Ventas, Inc.	26,085	1,804,560
Welltower, Inc.	36,782	5,646,405
Total		9,329,727
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	43,465	701,091
Industrial REITs 0.2%
Prologis, Inc.	57,588	7,136,305
Office REITs 0.0%
BXP, Inc.	9,045	641,562
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	18,703	2,654,704
CoStar Group, Inc.(a)	25,491	1,943,689
Total		4,598,393
Residential REITs 0.3%
AvalonBay Communities, Inc.	8,832	1,997,622
Camden Property Trust	6,633	822,890
Equity Residential	21,229	1,574,555
Essex Property Trust, Inc.	3,996	1,245,034
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	35,425	1,204,804
Mid-America Apartment Communities, Inc.	7,267	1,221,728
UDR, Inc.	18,670	843,510
Total		8,910,143
Retail REITs 0.3%
Federal Realty Investment Trust	4,755	501,272
Kimco Realty Corp.	41,913	926,277
Realty Income Corp.	54,419	3,103,516
Regency Centers Corp.	10,157	779,042
Simon Property Group, Inc.	19,070	3,548,736
Total		8,858,843
Specialized REITs 0.9%
American Tower Corp.	29,055	5,974,289
Crown Castle, Inc.	27,023	2,542,864
Digital Realty Trust, Inc.	19,388	3,030,732
Equinix, Inc.	5,999	5,426,815
Extra Space Storage, Inc.	13,181	2,010,893
Iron Mountain, Inc.	18,247	1,700,073
Millrose Properties, Inc.(a)	1	12
Public Storage	9,799	2,975,172
SBA Communications Corp.	6,686	1,456,880
VICI Properties, Inc.	65,547	2,129,622
Weyerhaeuser Co.	45,178	1,359,858
Total		28,607,210
Total Real Estate		68,783,274
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	15,955	1,029,576
American Electric Power Co., Inc.	33,114	3,511,740
Constellation Energy Corp.	19,447	4,872,349
Duke Energy Corp.	48,032	5,643,280
Edison International	24,072	1,310,480
Entergy Corp.	26,663	2,327,946
Evergy, Inc.	14,300	985,413
Eversource Energy	22,782	1,435,494
Exelon Corp.	62,480	2,761,616
FirstEnergy Corp.	31,893	1,236,491
NextEra Energy, Inc.	127,864	8,972,217
Common Stocks (continued)
Issuer	Shares	Value ($)
NRG Energy, Inc.	12,595	1,331,417
PG&E Corp.	135,935	2,221,178
Pinnacle West Capital Corp.	7,070	654,258
PPL Corp.	45,886	1,615,646
Southern Co. (The)	68,128	6,117,213
Xcel Energy, Inc.	35,707	2,574,475
Total		48,600,789
Gas Utilities 0.1%
Atmos Energy Corp.	9,652	1,468,359
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	44,211	512,406
Vistra Corp.	21,155	2,827,577
Total		3,339,983
Multi-Utilities 0.6%
Ameren Corp.	16,598	1,685,693
CenterPoint Energy, Inc.	40,523	1,393,181
CMS Energy Corp.	18,578	1,357,123
Consolidated Edison, Inc.	21,539	2,186,639
Dominion Energy, Inc.	52,231	2,957,319
DTE Energy Co.	12,877	1,721,655
NiSource, Inc.	29,024	1,184,469
Public Service Enterprise Group, Inc.	30,979	2,513,946
Sempra	39,384	2,818,713
WEC Energy Group, Inc.	19,670	2,098,592
Total		19,917,330
Water Utilities 0.1%
American Water Works Co., Inc.	12,118	1,647,684
Total Utilities		74,974,145
Total Common Stocks (Cost $625,120,558)		3,136,636,056

Money Market Funds 10.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(c),(d)	337,749,087	337,715,312
Total Money Market Funds (Cost $337,678,633)		337,715,312
Total Investments in Securities (Cost: $962,799,191)		3,474,351,368
Other Assets & Liabilities, Net		(297,672,957)
Net Assets		3,176,678,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
At February 28, 2025, securities and/or cash totaling $27,363,870 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	124	03/2025	USD	36,972,150	539,900	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,198,998	107,454	(145,276)	79,818	3,240,994	873,009	42,991	6,032
Columbia Short-Term Cash Fund, 4.479%
	29,254,110	931,348,924	(622,921,132)	33,410	337,715,312	2,179	2,385,662	337,749,087
Total	32,453,108			113,228	340,956,306	875,188	2,428,653

(d)	The rate shown is the seven-day current annualized yield at February 28, 2025.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	296,409,496	—	—	296,409,496
Consumer Discretionary	329,491,197	—	—	329,491,197
Consumer Staples	184,493,576	—	—	184,493,576
Energy	103,452,735	—	—	103,452,735
Financials	455,433,952	—	—	455,433,952
Health Care	337,683,081	—	—	337,683,081
Industrials	260,970,682	—	—	260,970,682
Information Technology	962,571,611	—	—	962,571,611
Materials	62,372,307	—	—	62,372,307
Real Estate	68,783,274	—	—	68,783,274
Utilities	74,974,145	—	—	74,974,145
Total Common Stocks	3,136,636,056	—	—	3,136,636,056
Money Market Funds	337,715,312	—	—	337,715,312
Total Investments in Securities	3,474,351,368	—	—	3,474,351,368
Investments in Derivatives
Asset
Futures Contracts	539,900	—	—	539,900
Total	3,474,891,268	—	—	3,474,891,268
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $624,995,271)	$3,133,395,062
Affiliated issuers (cost $337,803,920)	340,956,306
Cash	5
Receivable for:
Capital shares sold	2,137,592
Dividends	3,715,781
Foreign tax reclaims	7,899
Variation margin for futures contracts	5,170,548
Expense reimbursement due from Investment Manager	184
Total assets	3,485,383,377
Liabilities
Payable for:
Investments purchased	141,790
Capital shares redeemed	308,179,271
Management services fees	18,782
Distribution and/or service fees	3,192
Compensation of board members	5,591
Deferred compensation of board members	356,340
Total liabilities	308,704,966
Net assets applicable to outstanding capital stock	$3,176,678,411
Represented by
Paid in capital	342,246,349
Total distributable earnings (loss)	2,834,432,062
Total - representing net assets applicable to outstanding capital stock	$3,176,678,411
Class A
Net assets	$473,296,168
Shares outstanding	7,974,050
Net asset value per share	$59.35
Institutional Class
Net assets	$2,275,057,487
Shares outstanding	37,890,165
Net asset value per share	$60.04
Institutional 2 Class
Net assets	$184,835,669
Shares outstanding	2,993,203
Net asset value per share	$61.75
Institutional 3 Class
Net assets	$243,489,087
Shares outstanding	4,177,368
Net asset value per share	$58.29
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Statement of Operations
Year Ended February 28, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$45,989,928
Dividends — affiliated issuers	2,428,653
Interfund lending	2,449
Foreign taxes withheld	(11,722)
Total income	48,409,308
Expenses:
Management services fees	7,056,588
Distribution and/or service fees
Class A	1,248,151
Interest on collateral	2,400
Compensation of board members	48,030
Deferred compensation of board members	71,052
Other	71
Total expenses	8,426,292
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(102,966)
Expense reduction	(1,103)
Total net expenses	8,322,223
Net investment income	40,087,085
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	589,943,193
Investments — affiliated issuers	875,188
Futures contracts	13,647,334
Net realized gain	604,465,715
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(44,496,197)
Investments — affiliated issuers	113,228
Futures contracts	(2,155,468)
Net change in unrealized appreciation (depreciation)	(46,538,437)
Net realized and unrealized gain	557,927,278
Net increase in net assets resulting from operations	$598,014,363
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Statement of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Operations
Net investment income	$40,087,085	$43,057,868
Net realized gain	604,465,715	185,008,486
Net change in unrealized appreciation (depreciation)	(46,538,437)	588,229,579
Net increase in net assets resulting from operations	598,014,363	816,295,933
Distributions to shareholders
Net investment income and net realized gains
Class A	(40,772,903)	(39,258,504)
Institutional Class	(212,602,794)	(187,383,754)
Institutional 2 Class	(18,082,531)	(18,423,861)
Institutional 3 Class	(22,008,462)	(22,091,230)
Total distributions to shareholders	(293,466,690)	(267,157,349)
Decrease in net assets from capital stock activity	(482,982,159)	(9,576,496)
Total increase (decrease) in net assets	(178,434,486)	539,562,088
Net assets at beginning of year	3,355,112,897	2,815,550,809
Net assets at end of year	$3,176,678,411	$3,355,112,897

	Year Ended		Year Ended
	February 28, 2025		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,249,686	73,149,703	1,622,466	80,392,630
Distributions reinvested	614,566	36,918,192	729,475	36,100,956
Shares redeemed	(2,898,737)	(171,114,959)	(2,815,952)	(140,113,417)
Net decrease	(1,034,485)	(61,047,064)	(464,011)	(23,619,831)
Institutional Class
Shares sold	5,300,096	314,273,955	5,316,519	267,470,661
Distributions reinvested	3,316,228	201,488,075	3,548,734	177,417,232
Shares redeemed	(13,999,747)	(838,052,580)	(7,933,344)	(400,832,931)
Net increase (decrease)	(5,383,423)	(322,290,550)	931,909	44,054,962
Institutional 2 Class
Shares sold	472,108	28,703,208	713,556	36,948,331
Distributions reinvested	287,255	17,923,527	356,714	18,291,275
Shares redeemed	(2,075,177)	(127,121,296)	(870,152)	(44,707,681)
Net increase (decrease)	(1,315,814)	(80,494,561)	200,118	10,531,925
Institutional 3 Class
Shares sold	3,069,767	167,014,832	3,901,133	183,421,793
Distributions reinvested	127,151	7,476,127	156,934	7,638,491
Shares redeemed	(3,325,082)	(193,640,943)	(4,725,352)	(231,603,836)
Net decrease	(128,164)	(19,149,984)	(667,285)	(40,543,552)
Total net increase (decrease)	(7,861,886)	(482,982,159)	731	(9,576,496)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

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Columbia Large Cap Index Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2025	$54.61	0.54	9.21	9.75	(0.61)	(4.40)	(5.01)
Year Ended 2/29/2024	$45.89	0.60	12.54	13.14	(0.61)	(3.81)	(4.42)
Year Ended 2/28/2023	$56.34	0.60	(5.27)	(4.67)	(0.63)	(5.15)	(5.78)
Year Ended 2/28/2022	$57.11	0.58	8.97	9.55	(0.62)	(9.70)	(10.32)
Year Ended 2/28/2021	$47.14	0.73	13.20	13.93	(0.78)	(3.18)	(3.96)
Institutional Class
Year Ended 2/28/2025	$55.18	0.69	9.33	10.02	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$46.32	0.73	12.68	13.41	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$56.82	0.73	(5.32)	(4.59)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$57.52	0.74	9.04	9.78	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$47.44	0.86	13.31	14.17	(0.91)	(3.18)	(4.09)
Institutional 2 Class
Year Ended 2/28/2025	$56.63	0.71	9.57	10.28	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$47.43	0.75	13.00	13.75	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$58.02	0.74	(5.42)	(4.68)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$58.55	0.75	9.20	9.95	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$48.23	0.88	13.53	14.41	(0.91)	(3.18)	(4.09)
Institutional 3 Class
Year Ended 2/28/2025	$53.70	0.69	9.06	9.75	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$45.18	0.72	12.35	13.07	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$55.59	0.70	(5.20)	(4.50)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$56.45	0.68	8.94	9.62	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$46.63	0.83	13.08	13.91	(0.91)	(3.18)	(4.09)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2025	$59.35	17.84%	0.45% (c)	0.45% (c),(d)	0.92%	6%	$473,296
Year Ended 2/29/2024	$54.61	29.86%	0.45% (c)	0.45% (c),(d)	1.21%	7%	$491,954
Year Ended 2/28/2023	$45.89	(8.02% )	0.45% (c),(e)	0.45% (c),(d),(e)	1.21%	9%	$434,670
Year Ended 2/28/2022	$56.34	15.86%	0.45% (c)	0.45% (c),(d)	0.92%	2%	$529,310
Year Ended 2/28/2021	$57.11	30.69%	0.45% (c)	0.45% (c),(d)	1.43%	11%	$588,972
Institutional Class
Year Ended 2/28/2025	$60.04	18.14%	0.20% (c)	0.20% (c),(d)	1.17%	6%	$2,275,057
Year Ended 2/29/2024	$55.18	30.19%	0.20% (c)	0.20% (c),(d)	1.46%	7%	$2,387,952
Year Ended 2/28/2023	$46.32	(7.80% )	0.20% (c),(e)	0.20% (c),(d),(e)	1.46%	9%	$1,961,320
Year Ended 2/28/2022	$56.82	16.15%	0.20% (c)	0.20% (c),(d)	1.17%	2%	$2,497,279
Year Ended 2/28/2021	$57.52	31.02%	0.20% (c)	0.20% (c),(d)	1.67%	11%	$2,441,779
Institutional 2 Class
Year Ended 2/28/2025	$61.75	18.13%	0.20% (c)	0.20% (c)	1.17%	6%	$184,836
Year Ended 2/29/2024	$56.63	30.20%	0.20% (c)	0.20% (c)	1.46%	7%	$244,016
Year Ended 2/28/2023	$47.43	(7.79% )	0.20% (c),(e)	0.20% (c),(e)	1.43%	9%	$194,895
Year Ended 2/28/2022	$58.02	16.15%	0.20% (c)	0.20% (c)	1.17%	2%	$379,872
Year Ended 2/28/2021	$58.55	31.01%	0.20% (c)	0.20% (c)	1.67%	11%	$383,658
Institutional 3 Class
Year Ended 2/28/2025	$58.29	18.14%	0.20% (c)	0.20% (c)	1.19%	6%	$243,489
Year Ended 2/29/2024	$53.70	30.20%	0.20% (c)	0.20% (c)	1.47%	7%	$231,191
Year Ended 2/28/2023	$45.18	(7.81% )	0.20% (c),(e)	0.20% (c),(e)	1.49%	9%	$224,666
Year Ended 2/28/2022	$55.59	16.17%	0.20% (c)	0.20% (c)	1.10%	2%	$72,594
Year Ended 2/28/2021	$56.45	31.00%	0.20% (c)	0.20% (c)	1.63%	11%	$284,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements
February 28, 2025
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	539,900 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	13,647,334

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,155,468)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	48,889,110
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,103.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Contingent deferred sales charges (CDSCs) received by the Distributor for distributing Fund shares for the year ended February 28, 2025, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	20
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2025 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions for investments, derivative investments, trustees’ deferred compensation, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(49,870,765)	49,870,765
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2025			Year Ended February 29, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
59,510,282	233,956,408	293,466,690	46,544,648	220,612,701	267,157,349
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
9,828,083	332,329,523	—	2,492,630,796
At February 28, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
982,260,472	2,517,141,437	(24,510,641)	2,492,630,796
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $197,244,964 and $926,667,340, respectively, for the year ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	7,650,000	5.64	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2025.
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 34.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Large Cap Index Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Large Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Large Cap Index Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Large Cap Index Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
81.05%	77.78%	3.49%	$615,351,251
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.

Columbia Large Cap Index Fund  | 2025

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Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN175_02_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds' investment advisor, is responsible for bearing expenses associated with the Independent Trustees' compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant's financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025